CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net loss	$ (6,927,652)	$ (4,787,637)	$ (7,040,767)	$ (2,439,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of contingent note payable and note discounts	400,498	258,449	468,157	44,064
Amortization of debt premiums	(284,061)
Depreciation and patent amortization	47,035	160,083	214,051	52,694
Patent impairment charge			1,749,664
Allowance for doubtful accounts	3,724	(26,724)	(26,724)
Reserve for inventory		185,938	185,938	58,773
Loss on extinguishment of debt	2,227,437
(Gain) loss on settlement of debt		478,262	478,262	(105,684)
Loss on settlement of debt and beneficial conversion granted		1,058,262
Loss on settlements from litigation				82,000
Adjustment to conversion price to induce conversion to equity	258,328
Beneficial conversion features granted			606,400
Change in fair value of derivative instruments	(1,439,082)	(932,624)	(1,709,029)	13,600
Change in fair value of derivative instruments			(1,709,029)	23,575
Derivative liabilities related to convertible notes		1,723,269
Incremental derivative liabilities	958,065		1,796,622
Stock based compensation	2,583,209	1,095,814	1,287,618	542,600
Contingent compensation payable	15,886	25,000	33,333	10,186
Changes in operating assets and liabilities:
Accounts receivable	(80,248)	(8,188)
Accounts receivable and deferred revenue			7,187	135,507
Inventory and inventory deposit	(39,190)	103,287	100,491	151,366
Deferred compensation				329,974
Prepaid expenses and other assets	12,950	(20,477)	(5,868)	10,525
Accounts payable and accrued expenses	383,790	281,054	545,625	(215,895)
Accrued interest payable	501,253	230,757	367,694	85,334
Deferred revenue	(21,550)
Net cash used in operating activities	(1,015,288)	(653,737)	(896,346)	(948,388)
Cash flow used in investing activities:
Purchase of fixed assets	(16,040)	(12,132)	(16,414)	(4,517)
Net cash used in investing activities	(16,040)	(12,132)	(16,414)	(4,517)
Cash flow from financing activities:
Proceeds from promissory notes payable	805,000		152,000
Payments on promissory notes payable	(75,000)	(88,743)	(142,873)	(83,871)
Proceeds from related party advances and notes payable		6,000	6,000	5,000
Payment on related party notes payable		(5,000)	(11,000)	(36,000)
Proceeds from convertible promissory notes	135,000	670,000	790,000
Obligation to issue common stock	15,000	(5,000)	(5,000)	5,000
Proceeds from exercise of warrants	22
Proceeds from issuance of common stock			128,200	1,066,000
Proceeds from issuance of common stock and warrants	155,000	78,200
Net cash provided by financing activities	1,035,022	655,457	917,327	956,129
Net increase (decrease) in cash	3,694	(10,412)	4,567	3,224
Cash and cash equivalents at beginning of period	15,924	11,357	11,357	8,133
Cash and cash equivalents at end of period	19,618	945	15,924	11,357
Supplemental disclosures:
Cash paid for interest	50,156	3,196	9,771	6,566
Cash paid for income taxes
Non-cash financing activities:
Conversion of debt and interest to other current liability				350,000
Conversion of convertible debentures to common stock	338,500	125,000	225,000
Captilization of accrued interest into new debt	114,900
Common stock and warrants issued as debt discount	150,327
Deemed dividend from Series B Preferred Stock				985,000
Cancellation of shares upon issuance of convertible notes		(200,000)	(200,000)
Cancellation of warrants
Non-cash financing activities:
Stock issued		68,000	68,000
Accrued interest
Non-cash financing activities:
Stock issued	173,721	8,550	8,550
Deferred financing fees
Non-cash financing activities:
Stock issued	117,589
Trade payables
Non-cash financing activities:
Stock issued	259,800
Settlement of Debt obligation
Non-cash financing activities:
Stock issued				432,750
Patent
Non-cash financing activities:
Stock issued				1,875,000
Contingent note assumed for patent purchased, net of discount				777,272
Warrants issued for release of collateral | Cancellation of warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of Stock and Warrants for Services or Claims	27,000			286,444
Extensions of Debt | Common Stock
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of Stock and Warrants for Services or Claims	$ 357,320		$ 45,000